Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,547,097	$ 887,282	$ 671,835
Driver IC Segment [Member]
Disclosure of operating segments [line items]
Revenue	734,508	374,611	215,760
Driver IC Segment [Member] | Customer A and Its affiliates [Member]
Disclosure of operating segments [line items]
Revenue	443,930	264,700	182,442
Driver IC Segment [Member] | Customer C [Member]
Disclosure of operating segments [line items]
Revenue	290,578	109,911	33,318
Non-driver Products Segment [Member]
Disclosure of operating segments [line items]
Revenue	57,792	27,556	20,301
Non-driver Products Segment [Member] | Customer A and Its affiliates [Member]
Disclosure of operating segments [line items]
Revenue	53,153	24,963	15,988
Non-driver Products Segment [Member] | Customer C [Member]
Disclosure of operating segments [line items]
Revenue	$ 4,639	$ 2,593	$ 4,313